12. Commitments and Contingencies (Details Narrative) - EUR (€)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Rent expense	€ 53,654	€ 47,211	€ 204,445	€ 202,083